United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Six months ended 05/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
Institutional	FGLEX

Federated Emerging Markets Equity Fund

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Taiwan	16.2%
China	15.2%
South Africa	8.2%
India	7.7%
Mexico	8.5%
Thailand	7.3%
South Korea	5.4%
Indonesia	4.8%
Philippines	3.0%
Turkey	2.7%
Brazil	2.7%
Austria	1.3%
Other[2]	1.2%
Other Security Types[3]	0.0%[4]
Cash Equivalents[5]	11.1%
Derivative Contracts[6]	(0.8)%
Other Assets and Liabilities—Net[7]	5.5%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	For purposes of this table, country classification constitute 83.0% of the Fund's total net assets. Remaining countries have been aggregated under the designation “Other.”
3	Other Security Types consists of Warrants.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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At May 31, 2015, the Fund's sector classification composition8 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	26.2%
Information Technology	16.5%
Consumer Discretionary	9.5%
Materials	7.8%
Consumer Staples	6.3%
Industrials	6.2%
Telecommunication Services	4.3%
Health Care	3.1%
Energy	2.3%
Utilities	2.0%
Other Security Types[3]	0.0%[4]
Cash Equivalents[5]	11.1%
Derivative Contracts[6]	(0.8)%
Other Assets and Liabilities—Net[7]	5.5%
TOTAL	100.0%
8	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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2

Portfolio of Investments
May 31, 2015 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—84.2%
		Austria—1.3%
3,800		Erste Group Bank AG	$110,277
5,000		Wienerberger Baustoffindustrie AG	79,887
		TOTAL	190,164
		Brazil—2.7%
15,200		AMBEV SA, ADR	87,401
6,720		Banco Bradesco SA, ADR	59,136
5,800		BB Seguridade Participacoes SA	60,707
3,840		Cielo S.A.	48,206
6,070		Itau Unibanco Holding SA, ADR	64,949
6,500		Kroton Educacional SA	23,317
6,900		Petroleo Brasileiro SA, ADR	53,337
		TOTAL	397,053
		China—15.2%
3,000	[1]	21Vianet Group, Inc., ADR	54,180
500	[1]	Alibaba Group Holding Ltd., ADR	44,660
800	[1]	Baidu, Inc., ADR	157,920
133,000		Beijing Capital International Airport Co. Ltd.	160,666
46,000		Brilliance China Automotive Holdings Ltd.	71,895
340,000		China Construction Bank Corp.	339,357
1,500		China Mobile Ltd., ADR	98,610
40,000		China Overseas Land & Investment Ltd.	144,401
23,900		Great Wall Motor Company Ltd.	152,925
90,000		Huaneng Power International, Inc.	119,705
1,200		NetEase, Inc., ADR	169,692
14,500		New China Life Insurance Co., Ltd.	92,365
400		PetroChina Co. Ltd., ADR	47,396
58,400		Sinopharm Group Co., Ltd.	278,224
14,700		Tencent Holdings Ltd.	294,510
		TOTAL	2,226,506
		Czech Republic—0.6%
400		Komercni Banka A.S.	85,870
		Hungary—0.6%
4,100		OTP Bank RT	83,127
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—7.7%
5,000	[2]	Axis Bank Ltd., GDR	$230,271
1,400	[2]	Gail India Ltd., GDR	52,128
19,500		ICICI Bank Ltd., ADR	205,920
6,100		Infosys Technologies Ltd., ADR	194,407
7,450	[2]	Larsen & Toubro Ltd., GDR	196,484
5,169		Tata Motors Ltd., ADR	197,973
11,100	[2]	Tata Steel Ltd., GDR	58,214
		TOTAL	1,135,397
		Indonesia—4.8%
200,000		PT Astra International Tbk	110,176
80,800		PT Bank Mandiri Tbk	65,698
170,000		PT Bank Rakyat Indonesia Tbk	151,097
66,300		PT Indocement Tunggal Prakarsa Tbk	112,093
255,000		PT Surya Citra Media Tbk	59,477
360,000		PT Telekomunikasi Indonesia Tbk	77,435
39,500		PT Unilever Indonesia Tbk	129,332
		TOTAL	705,308
		Mexico—8.5%
5,400		America Movil S.A.B. de C.V., Class L, ADR	113,400
8,944		Cemex S.A.B. de C.V., ADR	83,179
1,700		Fomento Economico Mexicano, SA de C.V., ADR	151,130
700		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	100,828
31,400		Grupo Financiero Banorte S.A. de C.V.	177,178
48,800		Grupo Financiero Inbursa, S.A. de C.V., Class O	111,551
40,000		Grupo Lala SAB de C.V.	83,409
1,200		Kansas City Southern Industries, Inc.	108,600
37,000		Nuevo Grupo Mexico SA, Class B	114,732
80,000		Wal-Mart de Mexico SAB de C.V.	197,936
		TOTAL	1,241,943
		Philippines—3.0%
7,500		Ayala Corp.	132,855
38,500		BDO Unibank, Inc.	93,243
24,000		JG Summit Holdings, Inc.	36,860
6,200		Manila Electric Co.	39,089
121,000		SM Prime Holdings, Inc.	52,144
20,500		Universal Robina Corp.	87,727
		TOTAL	441,918
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Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	South Africa—8.2%
3,000	Aspen Pharmacare Holdings Ltd.	$90,277
20,300	AVI Ltd.	135,230
58,600	FirstRand Ltd.	250,854
7,500	Foschini Group Ltd.	100,348
6,800	Mr. Price Group Ltd.	135,223
11,500	MTN Group Ltd.	203,809
500	Naspers Ltd., Class N	73,546
25,300	RMB Holdings Ltd.	136,402
2,200	Sasol Ltd., ADR	78,034
	TOTAL	1,203,723
	South Korea—5.4%
1,100	Coway Co. Ltd.	90,794
375	Hyundai Motor Co.	53,261
923	Kia Motors Corp.	39,548
1,200	Korea Electric Power Corp.	49,820
750	LG Innotek Co., Ltd.	64,071
1,000	POSCO, ADR	54,760
229	Samsung Electronics Co. Ltd.	269,474
1,800	Shinhan Financial Group Co. Ltd., ADR	66,978
1,200	SK Hynix, Inc.	54,947
1,800	SK Telecom Co. Ltd., ADR	43,992
	TOTAL	787,645
	Taiwan—16.2%
54,000	Advanced Semiconductor Engineering, Inc.	77,072
142,300	Asia Cement Corp.	180,101
47,400	Au Optronics Corp., ADR	256,434
227,000	Evergreen Marine Corp. Taiwan Ltd.	130,080
525,000	First Financial Holding Co. Ltd.	322,590
79,000	Formosa Chemicals & Fibre Corp.	192,900
99,000	Fubon Financial Holdings Co. Ltd.	202,972
75,400	Hon Hai Precision Industry Co. Ltd.	243,009
85,000	Nan Ya Plastics Corp.	200,518
53,000	Pou Chen Corp.	75,842
39,000	Siliconware Precision Industries Co.	64,297
66,000	Taiwan Semiconductor Manufacturing Co. Ltd.	314,385
248,000	United Microelectronics Corp.	112,443
	TOTAL	2,372,643
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Thailand—7.3%
12,900		Advanced Info Service PCL, GDR	$89,536
8,700		Airports of Thailand PCL, GDR	77,045
167,200		Bangkok Dusit Medical Services PCL, GDR	95,900
78,400		Central Pattana PCL, GDR	100,610
27,600		Kasikornbank PCL, GDR	159,929
184,140		Minor International PCL, GDR	166,578
10,800		PTT PCL, GDR	111,424
8,200		Siam Cement PCL, GDR	128,492
30,800		Siam Commercial Bank PLC, GDR	144,962
		TOTAL	1,074,476
		Turkey—2.7%
6,200		Aygaz AS	23,382
3,200		BIM Birlesik Magazalar A.S.	58,734
43,000		Emlak Konut Gayrimenkul Yatirim Ortakligi A.S., REIT	48,238
8,800		KOC Holding A.S.	39,317
6,000		Tofas Turk Otomobil Fabrikasi A.S.	40,639
1,200		Tupras Turkiye Petrol Rafinerileri A.S.	29,988
21,000		Turkiye Garanti Bankasi A.S.	66,387
19,400		Turkiye Halk Bankasi A.S.	96,241
		TOTAL	402,926
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,961,690)	12,348,699
		WARRANTS—0.0%
		Thailand—0.0%
4,800	[1]	Minor International PCL, Expiration Date 11/3/2017 (IDENTIFIED COST $0)	596
		INVESTMENT COMPANY—11.1%
		United States—11.1%
1,616,567	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	1,616,567
		TOTAL INVESTMENTS—95.3% (IDENTIFIED COST $13,578,257)[5]	13,965,862
		OTHER ASSETS AND LIABILITIES - NET—4.7%[6]	696,156
		TOTAL NET ASSETS—100%	$14,662,018
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At May 31, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1BIST 30, Long Futures	100	$381,040	June 2015	$(19,698)
1FTSE/JSE Top 40 Index, Long Futures	10	$382,585	June 2015	$(787)
1H-Shares Index, Long Futures	9	$805,324	June 2015	$(8,740)
1MSCI Taiwan Stock Index, Long Future	20	$720,800	June 2015	$3,107
1SET50 Index, Long Future	15	$87,271	June 2015	$(107)
1WIG20 Index, Long Future	38	$493,028	June 2015	$(4,194)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(30,419)
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/15/2015	JPMorgan	8,390,087 ZAR	$662,500	$(26,603)
7/10/2015	JPMorgan	22,720,000 RUB	$421,678	$5,455
Contracts Sold:
6/1/2015	BNY Mellon	692,417 TRY	$260,112	$44
6/1/2015	BNY Mellon	1,201 EUR	$1,316	$(3)
6/15/2015	Citibank	1,265,000 EUR	$1,327,051	$(62,571)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(83,678)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $537,097, which represented 3.7% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
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7

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$3,309,951	$9,038,748[1]	$—	$12,348,699
Warrants	596	—	—	596
Investment Company	1,616,567	—	—	1,616,567
TOTAL SECURITIES	$4,927,114	$9,038,748	$—	$13,965,862
OTHER FINANCIAL INSTRUMENTS[2]	$(30,378)	$(83,719)	$—	$(114,097)
1	Includes $7,168,460 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
RUB	—Russian Ruble
TRY	—Turkish Lira
ZAR	— South African Rand
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,			Period Ended 11/30/2011[1]
		2014	2013	2012
Net Asset Value, Beginning of Period	$12.61	$13.30	$11.05	$9.67	$10.00
Income From Investment Operations:
Net investment income	0.03	0.14	0.15	0.14	0.12
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.46)	(0.23)	2.24	1.27	(0.43)
TOTAL FROM INVESTMENT OPERATIONS	(0.43)	(0.09)	2.39	1.41	(0.31)
Less Distributions:
Distributions from net investment income	(0.09)	(0.13)	(0.13)	(0.03)	(0.02)
Distributions from net realized gain on investments	(2.47)	(0.47)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(2.56)	(0.60)	(0.14)	(0.03)	(0.02)
Net Asset Value, End of Period	$9.62	$12.61	$13.30	$11.05	$9.67
Total Return[2]	(3.16) %	(0.67)%	21.81%	14.69%	(3.09)%
Ratios to Average Net Assets:
Net expenses	1.15%[3]	1.15%	1.15%	1.15%	1.15%[3]
Net investment income	0.92%[3]	1.11%	1.22%	1.31%	1.14%[3]
Expense waiver/reimbursement[4]	1.77%[3]	2.22%	1.63%	2.99%	3.13%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,662	$10,335	$13,638	$11,155	$9,695
Portfolio turnover	19%	118%	48%	51%	49%
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to November 30, 2011.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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9

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investments in securities, at value including $1,616,567 of investment in an affiliated holding (Note 5) (identified cost $13,578,257)		$13,965,862
Restricted cash (Note 2)		218,504
Cash denominated in foreign currencies (identified cost $18,871)		18,802
Receivable for investments sold		579,009
Receivable for shares sold		17,708
Income receivable		16,510
Unrealized appreciation on foreign exchange contracts		5,499
Prepaid expenses		2,407
TOTAL ASSETS		14,824,301
Liabilities:
Unrealized depreciation on foreign exchange contracts	$89,177
Payable for portfolio accounting fees	30,714
Payable for auditing fees	13,288
Payable for daily variation margin	12,810
Payable for custodian fees	10,662
Payable for capital gains taxes withheld	4,003
Payable to advisor (Note 5)	1,629
TOTAL LIABILITIES		162,283
Net assets for 1,524,820 shares outstanding		$14,662,018
Net Assets Consists of:
Paid-in capital		$14,588,129
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		271,501
Accumulated net realized loss on investments and futures contracts		(256,308)
Undistributed net investment income		58,696
TOTAL NET ASSETS		$14,662,018
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$14,662,018 ÷ 1,524,820 shares outstanding, no par value, unlimited shares authorized		$9.62
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Dividends (including $639 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $17,073)			$132,623
Expenses:
Investment adviser fee (Note 5)		$57,574
Administrative fee (Note 5)		5,004
Custodian fees		18,906
Transfer agent fees		1,786
Directors'/Trustees' fees (Note 5)		296
Auditing fees		13,288
Legal fees		3,789
Portfolio accounting fees		63,021
Share registration costs		11,474
Printing and postage		6,793
Miscellaneous (Note 5)		5,416
TOTAL EXPENSES		187,347
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(57,574)
Reimbursement of other operating expenses	(55,893)
TOTAL WAIVER AND REIMBURSEMENTs		(113,467)
Net expenses			73,880
Net investment income			58,743
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(253,368)
Net realized gain on futures contracts			4,537
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(147,480)
Net change in unrealized appreciation of futures contracts			(31,245)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(427,556)
Change in net assets resulting from operations			$(368,813)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$58,743	$124,180
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(248,831)	2,115,308
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(178,725)	(2,344,086)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(368,813)	(104,598)
Distributions to Shareholders:
Distributions from net investment income	(77,599)	(136,382)
Distributions from net realized gain on investments	(2,114,310)	(485,138)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,191,909)	(621,520)
Share Transactions:
Proceeds from sale of shares	7,201,364	365,991
Net asset value of shares issued to shareholders in payment of distributions declared	2,186,130	621,487
Cost of shares redeemed	(2,499,524)	(3,564,984)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,887,970	(2,577,506)
Change in net assets	4,327,248	(3,303,624)
Net Assets:
Beginning of period	10,334,770	13,638,394
End of period (including undistributed net investment income of $58,696 and $77,552, respectively)	$14,662,018	$10,334,770
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Emerging Markets Equity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide long term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
■	The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain
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or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $1,414,691. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the fiscal period was $39,398 and $37,035, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the
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Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2015, is as follows:
	Acquisition Date	Cost	Market Value
Axis Bank Ltd., GDR	4/29/2014-2/20/2015	$170,356	$230,271
Gail India Ltd., GDR	4/28/2014	$51,586	$52,128
Larsen & Toubro Ltd., GDR	4/28/2014-2/20/2015	$179,770	$196,484
Tata Steel Ltd., GDR	4/28/2014	$77,175	$58,214
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$5,499	Unrealized depreciation on foreign exchange contracts	$89,177
Equity contracts		—	Payable for daily variation margin	30,419*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$5,499		$119,596
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Forward Currency Contracts	Future Contracts
Equity contracts	$—	$4,537
Foreign exchange contracts	160,045	—
TOTAL	$160,045	$4,537

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Forward Currency Contracts	Future Contracts
Equity contracts	$—	$(31,245)
Foreign exchange contracts	(91,155)	—
TOTAL	$(91,155)	$(31,245)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2015	Year Ended 11/30/2014
Shares sold	730,729	28,195
Shares issued to shareholders in payment of distributions declared	230,361	48,898
Shares redeemed	(255,562)	(283,232)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	705,528	(206,139)
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $13,578,257. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investment in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $387,605. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,165,270 and net unrealized depreciation from investments for those securities having an excess of cost over value of $777,665.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2015, the Adviser voluntarily waived $56,730 of its fee and voluntarily reimbursed $55,893 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $844. Transactions involving the affiliated holding during the six months ended May 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2014	223,038
Purchases/Additions	6,667,027
Sales/Reductions	(5,273,498)
Balance of Shares Held 5/31/2015	1,616,567
Value	$1,616,567
Dividend Income	$639
Affiliated Shares of Beneficial Interest
As of May 31, 2015, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$4,765,591
Sales	$2,093,267
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual	$1,000	$968.40	$5.64
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.20	$5.79
1	Expenses are equal to the Fund's annualized net expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2015
Federated Emerging Markets Equity Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group, and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
Semi-Annual Shareholder Report
28

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Emerging Markets Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172180
Q450777 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	RIMAX
B	ICFBX
C	ICFFX
R	ICFKX
Institutional	ICFIX
R6	ICRSX

Federated InterContinental Fund
Successor to the Rochdale Atlas Portfolio Established 1998

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	29.2%
Germany	11.4%
Sweden	9.9%
Denmark	9.4%
Spain	8.3%
Taiwan	6.0%
Norway	4.8%
Ireland	4.4%
Thailand	2.8%
Italy	2.3%
Turkey	2.1%
Indonesia	0.3%
Securities Lending Collateral[2]	1.7%
Cash Equivalents[3]	3.6%
Derivative Contracts[4]	(0.3)%
Other Assets and Liabilities—Net[5]	4.1%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Represents cash collateral received from portfolio securities on loan which are invested in short-term investments such as repurchase agreements or money market funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2015, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	20.9%
Financials	20.8%
Industrials	13.5%
Information Technology	11.5%
Materials	9.0%
Health Care	7.3%
Utilities	2.7%
Consumer Staples	2.0%
Energy	1.9%
Telecommunication Services	1.3%
Securities Lending Collateral[2]	1.7%
Cash Equivalents[3]	3.6%
Derivative Contracts[4]	(0.3)%
Other Assets and Liabilities—Net[5]	4.1%
TOTAL	100.0%
6	Except for, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2015 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—90.9%
		Denmark—9.4%
1,638		A.P. Moeller - Maersk A/S, Class B	$3,164,654
181,700		Danske Bank A/S	5,329,540
112,432		DSV, De Sammensluttede Vognmad A/S	3,917,565
32,729		NKT Holding A/S	1,935,272
6,028	[1,2,3]	NNIT A/S	142,428
140,800		Novo Nordisk A/S, ADR	7,952,384
71,800		Sydbank AS	2,783,303
		TOTAL	25,225,146
		Germany—11.4%
16,600		Allianz SE	2,602,727
32,300		BASF SE	2,987,695
23,200	[4]	Bayer AG	3,291,278
37,700		Daimler AG	3,532,021
157,500		Deutsche Telekom AG, Class REG	2,706,504
51,800	[1]	Dialog Semiconductor PLC	2,885,887
10,000		HeidelbergCement AG	811,310
13,500		Henkel AG & Co. KGaA	1,615,547
61,000		ProSieben Sat.1 Media AG	2,917,155
42,000		SAP AG	3,110,061
15,600		Siemens AG	1,641,253
38,500		Symrise AG	2,450,908
		TOTAL	30,552,346
		Indonesia—0.3%
395,400		Indocement Tunggal Prakarsa	668,504
		Ireland—4.4%
8,337,000	[1]	Bank of Ireland PLC	3,186,656
147,715		CRH PLC	4,142,834
40,500		Kerry Group PLC, Class A	3,025,026
52,000		Smurfit Kappa Group PLC	1,535,112
		TOTAL	11,889,628
		Italy—2.3%
30,400		Azimut Holding SpA	863,237
189,100	[1]	Cerved Information Solutions SpA	1,380,945
90,943	[1]	Fiat Chrysler Automobiles NV	1,453,614
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
16,000		Luxottica Group SpA	$1,078,544
212,383		Unicredito Italiano SpA	1,486,832
		TOTAL	6,263,172
		Japan—29.2%
111,300		Aisin Seiki Co.	5,130,729
73,900		Alps Electric Co. Ltd.	1,884,475
329,000		Asahi Kasei Corp.	2,909,228
90,800		Chugai Pharmaceutical Co. Ltd.	2,707,869
40,100		Disco Corp.	3,725,522
111,400		Fuji Heavy Industries Ltd.	4,194,283
33,600		H.I.S. Co. Ltd.	1,048,062
518,000		Hitachi Ltd.	3,532,638
167,000		Honda Motor Co. Ltd.	5,717,315
225	[4]	Hoshino Resorts REIT, Inc.	2,537,089
124,800		Ikyu Corp.	2,434,761
3,100		Japan Hotel REIT Investment Corp.	2,118,350
366,000		Kawasaki Heavy Industries Ltd.	1,841,375
334,000		Kubota Corp.	5,542,593
223,100		Mitsui & Co.	3,131,245
28,500		Murata Manufacturing Co. Ltd.	4,623,105
533,000		Nippon Express Co. Ltd.	2,935,189
31,200		Oriental Land Co. Ltd.	1,997,286
620,000		Osaka Gas Co.	2,473,665
95,500		Resorttrust, Inc.	2,408,041
311,000		Sekisui House Ltd.	5,171,473
111,500		Shionogi and Co.	3,920,926
91,400		Sumitomo Mitsui Financial Group, Inc.	4,139,110
92,300		Yamaha Motor Co. Ltd.	2,301,673
		TOTAL	78,426,002
		Norway—4.8%
152,377		DNB Bank ASA	2,680,327
44,300		Royal Caribbean Cruises Ltd.	3,365,914
196,043		Statoil ASA	3,668,663
64,242		Yara International ASA	3,249,546
		TOTAL	12,964,450
		Spain—8.3%
94,343		ACS Actividades de Construccion y Servicios SA	3,043,548
26,800		Amadeus IT Holding SA, Class A	1,220,277
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Spain—continued
269,000		Banco Bilbao Vizcaya Argentaria SA	$2,657,041
994,599		Banco Santander SA	7,083,260
11,527	[1,2,3]	Cellnex Telecom SAU	194,205
25,000		Grifols SA	997,270
631,541		Iberdrola SA	4,368,761
84,000		INDITEX	2,783,932
		TOTAL	22,348,294
		Sweden—9.9%
101,000		Hennes & Mauritz AB, Class B	3,984,171
27,686	[1,2,3]	Hoist Finance AB	230,541
386,600		Husqvarna AB, Class B	2,943,393
56,100		JM AB, Class B	1,589,529
278,000		Nordea Bank AB	3,621,870
279,800	[4]	Peab AB	2,145,572
160,000		Skand Enskilda BKN, Class A	1,977,779
70,000		SKF AB, Class B	1,692,883
82,043		Swedbank AB, Class A	1,926,506
220,000		Telefonaktiebolaget LM Ericsson, Class B	2,471,122
318,200		Volvo AB, Class B	4,134,062
		TOTAL	26,717,428
		Taiwan—6.0%
1,094,200		Asia Cement Corp.	1,384,869
323,400		Au Optronics Corp., ADR	1,749,594
2,117,300	[1]	Evergreen Marine	1,213,297
3,877,800		First Financial Holding Co. Ltd.	2,382,742
752,800		Formosa Chemicals & Fibre Corp.	1,838,164
450,300		Fubon Group Co. Ltd.	923,216
464,500		Hon Hai Precision Industry Co. Ltd.	1,497,055
427,900		Nan Ya Plastic	1,009,430
631,000		Taiwan Semiconductor Manufacturing Co.	3,005,706
2,570,000		United Microelectronics Corp.	1,165,237
		TOTAL	16,169,310
		Thailand—2.8%
93,100		Advanced Info Service Public Co. Ltd, GDR	646,184
1,194,200		Bangkok Dusit Medical Services Public Co. Ltd., GDR	684,951
574,400		Central Pattana PCL, GDR	737,124
208,900		Kasikornbank Public Co. Ltd, GDR	1,210,475
1,513,650		Minor International PCL, GDR	1,369,286
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Thailand—continued
77,500		PTT Public Co. Ltd., GDR	$799,574
68,500		Siam Cement Co. Ltd., GDR	1,073,381
227,900		Siam Commercial Bank PLC, GDR	1,072,623
		TOTAL	7,593,598
		Turkey—2.1%
141,000		Aygaz AS	531,757
42,900		BIM Birlesik Magazalar AS	787,408
710,000		Emlak Konut Gayrimenkul Yatirim	796,478
98,000		Tofas Turk Otomobil Fabrikasi AS	663,766
22,400		Tupras Turkiye Petrol Rafinerileri AS	559,780
291,400		Turkiye Garanti Bankasi AS	921,204
265,500		Turkiye Halk Bankasi AS	1,317,102
		TOTAL	5,577,495
		TOTAL COMMON STOCKS (IDENTIFIED COST $215,163,863)	244,395,373
		INVESTMENT COMPANY—3.6%
9,763,126	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (including $4,641,832 purchased with proceeds from securities lending collateral) (AT NET ASSET VALUE)	9,763,126
		TOTAL INVESTMENTS—94.5% (IDENTIFIED COST $224,926,989)[7]	254,158,499
		OTHER ASSETS AND LIABILITIES - NET—5.5%[8]	14,705,110
		TOTAL NET ASSETS—100%	$268,863,609
At May 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1DAX Index, Long Futures	25	$7,834,638	June 2015	$(277,945)
1H-Shares IDX, Long Futures	174	$15,569,596	June 2015	$(78,874)
1JPNK400 Index, Long Futures	301	$3,657,157	June 2015	$283,976
1OMXS30 Index, Long Futures	215	$4,143,538	June 2015	$64,012
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(8,831)
Semi-Annual Shareholder Report

At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/15/2015	HSBC	55,500,000 NOK	$7,462,486	$(323,785)
6/15/2015	HSBC	56,500,000 NOK	$7,362,907	$(95,580)
7/10/2015	JPMorgan	146,555,000 RUB	$2,720,026	$35,189
Contracts Sold:
6/1/2015	BNY Mellon	12,098,802 TRY	$4,545,005	$768
6/1/2015	BNY Mellon	336,385 EUR	$369,309	$(141)
6/1/2015	BNY Mellon	29,315,282 NOK	$3,766,724	$(5,550)
6/1/2015	BNY Mellon	359,158 NOK	$46,017	$(199)
6/15/2015	HSBC	5,224,000,000 JPY	$43,775,925	$1,676,858
6/15/2015	HSBC	112,000,000 NOK	$13,790,811	$(615,217)
6/15/2015	Citibank	26,480,000 EUR	$27,778,897	$(1,309,777)
7/27/2015	Morgan Stanley	12,440,000 EUR	12,716,168 CHF	$(114,837)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(752,271)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $567,174, which represented 0.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2015, these liquid restricted securities amounted to $567,174, which represented 0.2% of total net assets.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	Affiliated holding.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$13,067,892	$231,327,481[1]	$—	$244,395,373
Investment Company	9,763,126	—	—	9,763,126
TOTAL SECURITIES	$22,831,018	$231,327,481	$—	$254,158,499
OTHER FINANCIAL INSTRUMENTS[2]	$(13,953)	$(747,149)	$—	$(761,102)
1	Includes $177,984,520 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CHF	—Swiss Franc
EUR	—Euro
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
RUB	—Russian Ruble
TRY	—Turkish Lira
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$50.08	$55.05	$48.01	$42.91	$45.68	$43.37
Income From Investment Operations:
Net investment income[1]	0.54	0.55	0.56	0.68	0.60	0.33
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.62	(4.87)	7.02	4.89	(3.09)	2.94
TOTAL FROM INVESTMENT OPERATIONS	3.16	(4.32)	7.58	5.57	(2.49)	3.27
Less Distributions:
Distributions from net investment income	(0.20)	(0.65)	(0.54)	(0.47)	(0.28)	(0.97)
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	—	0.01[3]
Net Asset Value, End of Period	$53.04	$50.08	$55.05	$48.01	$42.91	$45.68
Total Return[4]	6.34%	(7.93)%	15.91%	13.20%	(5.54)%	7.69%[3]
Ratios to Average Net Assets:
Net expenses	1.30%[5]	1.29%	1.40%	1.48%	1.48%[6]	1.48%[6]
Net investment income	2.14%[5]	1.03%	1.11%	1.52%	1.21%	0.78%
Expense waiver/reimbursement[7]	0.31%[5]	0.21%	0.11%	0.07%	0.07%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$96,206	$112,358	$296,381	$262,870	$290,181	$503,104
Portfolio turnover	24%	64%	58%	54%	53%	71%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.48% and 1.48% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$49.85	$54.75	$47.72	$42.59	$45.45	$43.19
Income From Investment Operations:
Net investment income[1]	0.36	0.19	0.18	0.31	0.15	0.00[2]
Net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency transactions	2.59	(4.91)	6.95	4.93	(3.01)	2.91
TOTAL FROM INVESTMENT OPERATIONS	2.95	(4.72)	7.13	5.24	(2.86)	2.91
Less Distributions:
Distributions from net investment income	—	(0.18)	(0.10)	(0.11)	—	(0.66)
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	—	0.01[3]
Net Asset Value, End of Period	$52.80	$49.85	$54.75	$47.72	$42.59	$45.45
Total Return[4]	5.92%	(8.65)%	14.97%	12.34%	(6.29)%	6.84%[3]
Ratios to Average Net Assets:
Net expenses	2.09%[5]	2.09%	2.20%	2.27%	2.27%[6]	2.27%[6]
Net investment income	1.42%[5]	0.35%	0.35%	0.69%	0.30%	0.00%[7]
Expense waiver/reimbursement[8]	0.38%[5]	0.29%	0.23%	0.23%	0.17%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,413	$6,927	$9,482	$10,583	$12,734	$17,381
Portfolio turnover	24%	64%	58%	54%	53%	71%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	Represents less than 0.01%.
8	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$49.65	$54.58	$47.61	$42.49	$45.34	$43.09
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.19	0.17	0.30	0.14	(0.00)[2]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.58	(4.89)	6.95	4.93	(2.99)	2.90
TOTAL FROM INVESTMENT OPERATIONS	2.94	(4.70)	7.12	5.23	(2.85)	2.90
Less Distributions:
Distributions from net investment income	—	(0.23)	(0.15)	(0.11)	—	(0.66)
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	—	0.01[3]
Net Asset Value, End of Period	$52.59	$49.65	$54.58	$47.61	$42.49	$45.34
Total Return[4]	5.92%	(8.65)%	14.98%	12.34%	(6.29)%	6.84%[3]
Ratios to Average Net Assets:
Net expenses	2.08%[5]	2.07%	2.19%	2.27%	2.27%[6]	2.27%[6]
Net investment income (loss)	1.43%[5]	0.36%	0.33%	0.67%	0.29%	(0.01)%
Expense waiver/reimbursement[7]	0.27%[5]	0.20%	0.11%	0.06%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,143	$32,783	$44,764	$43,430	$47,097	$64,512
Portfolio turnover	24%	64%	58%	54%	53%	71%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio if calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$49.47	$54.03	$47.18	$42.28	$45.02	$42.91
Income From Investment Operations:
Net investment income[1]	0.51	0.62	0.67	0.55	0.43	0.24
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.58	(4.89)	6.65	4.85	(2.97)	2.80
TOTAL FROM INVESTMENT OPERATIONS	3.09	(4.27)	7.32	5.40	(2.54)	3.04
Less Distributions:
Distributions from net investment income	—	(0.29)	(0.47)	(0.50)	(0.20)	(0.94)
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	—	0.01[3]
Net Asset Value, End of Period	$52.56	$49.47	$54.03	$47.18	$42.28	$45.02
Total Return[4]	6.25%	(7.94)%	15.64%	13.00%	(5.71)%	7.22%[3]
Ratios to Average Net Assets:
Net expenses	1.46%[5]	1.30%	1.64%	1.67%	1.67%[6]	1.91%[6]
Net investment income	2.02%[5]	1.18%	1.34%	1.24%	0.92%	0.56%
Expense waiver/reimbursement[7]	0.69%[5]	0.45%	0.41%	0.29%	0.31%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,067	$2,110	$5,643	$37,967	$33,219	$33,189
Portfolio turnover	24%	64%	58%	54%	53%	71%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.67% and 1.91% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$50.05	$55.01	$47.98	$43.00	$45.76	$43.42
Income From Investment Operations:
Net investment income[1]	0.60	0.79	0.73	0.78	0.67	0.46
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.62	(4.94)	6.99	4.92	(3.01)	2.95
TOTAL FROM INVESTMENT OPERATIONS	3.22	(4.15)	7.72	5.70	(2.34)	3.41
Less Distributions:
Distributions from net investment income	(0.46)	(0.81)	(0.69)	(0.72)	(0.42)	(1.08)
Redemption Fees	—	—	—	—	—	0.00[2]
Regulatory Settlement Proceeds	—	—	—	—	—	0.01[3]
Net Asset Value, End of Period	$52.81	$50.05	$55.01	$47.98	$43.00	$45.76
Total Return[4]	6.50%	(7.64)%	16.27%	13.56%	(5.24)%	8.03%[3]
Ratios to Average Net Assets:
Net expenses	0.99%[5]	0.99%	1.09%	1.17%	1.17%[6]	1.16%[6]
Net investment income	2.37%[5]	1.50%	1.49%	1.73%	1.38%	1.06%
Expense waiver/reimbursement[7]	0.28%[5]	0.20%	0.13%	0.09%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$126,348	$152,673	$275,579	$193,171	$164,416	$197,682
Portfolio turnover	24%	64%	58%	54%	53%	71%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.17% and 1.16% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	The expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014	Period Ended 11/30/2013[1]
Net Asset Value, Beginning of Period	$50.21	$55.05	$51.01
Income From Investment Operations:
Net investment income (loss)[2]	0.67	1.07	(0.06)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2.57	(5.26)	4.10
TOTAL FROM INVESTMENT OPERATIONS	3.24	(4.19)	4.04
Less Distributions:
Distributions from net investment income	(0.48)	(0.65)	—
Net Asset Value, End of Period	$52.97	$50.21	$55.05
Total Return[3]	6.53%	(7.69)%	7.92%
Ratios to Average Net Assets:
Net expenses	0.95%[4]	0.95%	0.94%[4]
Net investment income (loss)	2.64%[4]	2.04%	(0.36)%[4]
Expense waiver/reimbursement[5]	0.27%[4]	0.21%	—%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,686	$6,287	$—[6]
Portfolio turnover	24%	64%	58%[7]
1	Reflects operations for the period from August 5, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios (loss) shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investments in securities, at value including $4,336,785 of securities loaned and $9,763,126 of investment in an affiliated holding (Note 5) (identified cost $224,926,989)		$254,158,499
Restricted cash (Note 2)		1,612,207
Cash denominated in foreign currencies (identified cost $146,734)		146,435
Receivable for investments sold		32,768,488
Unrealized appreciation on foreign exchange contracts		1,712,815
Income receivable		909,280
Receivable for shares sold		135,198
TOTAL ASSETS		291,442,922
Liabilities:
Payable for investments purchased	$14,587,729
Payable for collateral due to broker for securities lending	4,641,832
Unrealized depreciation on foreign exchange contracts	2,465,086
Payable for shares redeemed	293,819
Payable for daily variation margin	258,880
Payable for capital gains taxes withheld	66,893
Payable for other service fees (Notes 2 and 5)	25,169
Payable for distribution services fee (Note 5)	24,736
Payable for Directors'/Trustees' fees (Note 5)	687
Accrued expenses (Note 5)	214,482
TOTAL LIABILITIES		22,579,313
Net assets for 5,085,537 shares outstanding		$268,863,609
Net Assets Consists of:
Paid-in capital		$486,045,932
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		28,416,935
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(248,296,256)
Undistributed net investment income		2,696,998
TOTAL NET ASSETS		$268,863,609
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($96,206,023 ÷ 1,813,880 shares outstanding) no par value, unlimited shares authorized	$53.04
Offering price per share (100/94.50 of $53.04)	$56.13
Redemption proceeds per share	$53.04
Class B Shares:
Net asset value per share ($6,413,412 ÷ 121,460 shares outstanding), no par value, unlimited shares authorized	$52.80
Offering price per share	$52.80
Redemption proceeds per share (94.50/100 of $52.80)	$49.90
Class C Shares:
Net asset value per share ($31,142,629 ÷ 592,159 shares outstanding), no par value, unlimited shares authorized	$52.59
Offering price per share	$52.59
Redemption proceeds per share (99.00/100 of $52.59)	$52.06
Class R Shares:
Net asset value per share ($2,067,401 ÷ 39,331 shares outstanding), no par value, unlimited shares authorized	$52.56
Offering price per share	$52.56
Redemption proceeds per share	$52.56
Institutional Shares:
Net asset value per share ($126,348,469 ÷ 2,392,488 shares outstanding), no par value, unlimited shares authorized	$52.81
Offering price per share	$52.81
Redemption proceeds per share	$52.81
Class R6 Shares:
Net asset value per share ($6,685,675 ÷ 126,219 shares outstanding), no par value, unlimited shares authorized	$52.97
Offering price per share	$52.97
Redemption proceeds per share	$52.97
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Dividends (including $5,133 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $747,994)			$4,669,688
Interest (including income on securities loaned of $131,153)			130,674
TOTAL INCOME			4,800,362
Expenses:
Investment adviser fee (Note 5)		$1,267,886
Administrative fee (Note 5)		110,188
Custodian fees		87,266
Transfer agent fees (Note 2)		225,111
Directors'/Trustees' fees (Note 5)		1,599
Auditing fees		13,673
Legal fees		3,998
Distribution services fee (Note 5)		147,838
Other service fees (Notes 2 and 5)		169,440
Portfolio accounting fees		73,964
Share registration costs		36,670
Printing and postage		23,372
Miscellaneous (Note 5)		9,739
TOTAL EXPENSES		2,170,744
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(373,356)
Waivers and reimbursement of other operating expenses (Notes 2 and 5)	(44,000)
TOTAL WAIVERS AND REIMBURSEMENT		(417,356)
Net expenses			1,753,388
Net investment income			3,046,974
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			8,081,453
Net realized gain on futures contracts			1,197,023
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			4,227,185
Net change in unrealized appreciation of futures contracts			(30,404)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			13,475,257
Change in net assets resulting from operations			$16,522,231
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,046,974	$5,683,732
Net realized gain on investments, futures contracts and foreign currency transactions	9,278,476	70,502,992
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	4,196,781	(115,739,060)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,522,231	(39,552,336)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(425,762)	(3,435,563)
Class B Shares	—	(30,219)
Class C Shares	—	(184,334)
Class R Shares	—	(30,795)
Institutional Shares	(1,325,640)	(3,992,794)
Class R6 Shares	(59,967)	(1)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,811,369)	(7,673,706)
Share Transactions:
Proceeds from sale of shares	22,047,258	96,363,304
Net asset value of shares issued to shareholders in payment of distributions declared	1,196,167	5,715,934
Cost of shares redeemed	(82,227,986)	(373,565,096)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(58,984,561)	(271,485,858)
Change in net assets	(44,273,699)	(318,711,900)
Net Assets:
Beginning of period	313,137,308	631,849,208
End of period (including undistributed net investment income of $2,696,998 and $1,461,393, respectively)	$268,863,609	$313,137,308
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes.
For the six months ended May 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$102,708	$(24,618)
Class B Shares	10,099	(3,689)
Class C Shares	29,175	(100)
Class R Shares	5,077	(1,836)
Institutional Shares	76,284	(11,173)
Class R6 Shares	1,768	—
TOTAL	$225,111	$(41,416)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$121,883
Class B Shares	8,241
Class C Shares	39,316
TOTAL	$169,440
Semi-Annual Shareholder Report

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such Taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,590,939 and $3,479,198, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country risk and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $19,641,388. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
Semi-Annual Shareholder Report

The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund. As of May 31, 2015, securities subject to this type of arrangement and related collateral was as follows:
Market Value of Securities Loaned	Market Value of Collateral
$4,336,785	$4,641,832
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$ 1,712,815	Unrealized depreciation on foreign exchange contracts	$ 2,465,086
Equity contracts		—	Payable for daily variation margin	8,831*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$ 1,712,815		$ 2,473,917
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$1,197,023	$—	$1,197,023
Foreign exchange contracts	—	14,906,194	14,906,194
TOTAL	$1,197,023	$14,906,194	$16,103,217

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$(30,404)	$—	$(30,404)
Foreign exchange contracts	—	(6,979,550)	(6,979,550)
TOTAL	$ (30,404)	$(6,979,550)	$(7,009,954)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	173,211	$8,870,316	466,917	$24,761,050
Shares issued to shareholders in payment of distributions declared	8,230	404,490	57,384	3,093,594
Shares redeemed	(611,017)	(30,428,533)	(3,664,850)	(191,505,725)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(429,576)	$(21,153,727)	(3,140,549)	$(163,651,081)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,433	$171,956	9,354	$497,904
Shares issued to shareholders in payment of distributions declared	—	—	525	28,357
Shares redeemed	(20,912)	(1,061,350)	(44,121)	(2,329,016)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(17,479)	$(889,394)	(34,242)	$(1,802,755)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	37,692	$1,914,318	70,060	$3,659,262
Shares issued to shareholders in payment of distributions declared	—	—	2,964	159,530
Shares redeemed	(105,774)	(5,337,876)	(232,953)	(12,172,637)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(68,082)	$(3,423,558)	(159,929)	$(8,353,845)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	3,774	$193,291	27,037	$1,419,490
Shares issued to shareholders in payment of distributions declared	—	—	572	30,483
Shares redeemed	(7,094)	(364,770)	(89,405)	(4,599,046)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(3,320)	$(171,479)	(61,796)	$(3,149,073)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	201,182	$10,181,034	1,086,796	$57,031,031
Shares issued to shareholders in payment of distributions declared	14,973	731,710	44,750	2,403,970
Shares redeemed	(874,109)	(44,306,388)	(3,091,139)	(160,592,362)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(657,954)	$(33,393,644)	(1,959,593)	$(101,157,361)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	14,187	$716,343	170,006	$8,994,567
Shares issued to shareholders in payment of distributions declared	1,224	59,967	—	—
Shares redeemed	(14,397)	(729,069)	(44,803)	(2,366,310)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,014	$47,241	125,203	$6,628,257
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,175,397)	$(58,984,561)	(5,230,906)	$(271,485,858)
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $224,926,989. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from: (a) the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $29,231,510. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,633,784 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,402,274.
At November 30, 2014, the Fund had a capital loss carryforward of $251,328,595 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
Semi-Annual Shareholder Report

for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$845,950	NA	$845,950
2017	$ 250,482,645	NA	$ 250,482,645
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. For the six months ended May 31, 2015, the Adviser voluntarily waived $369,580 of its fee and reimbursed $41,416 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the fee paid to FAS was 0.078% of the average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$24,723	$—
Class C Shares	117,947	—
Class R Shares	5,168	(2,584)
TOTAL	$147,838	$(2,584)
For the six months ended May 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2015, FSC retained $18,414 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $3,799 in sales charges from the sale of Class A Shares. FSC also retained $3,331 and $298 of CDSC relating to redemptions of Class B and Class C Shares, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%,
Semi-Annual Shareholder Report

2.08%, 2.08%, 1.45%, 0.98% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended May 31, 2015, FSSC received $8,306 of the other service fees disclosed in Note 2.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $3,776. Transactions with the affiliated holding during the six months ended May 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2014	6,162,024
Purchases/Additions	68,039,142
Sales/Reductions	(64,438,040)
Balance of Shares Held 5/31/2015	9,763,126
Value	$9,763,126
Dividend Income	$5,133
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, are as follows:
Purchases	$ 64,773,909
Sales	$ 124,597,570
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
10. Subsequent Event
On June 1, 2015, Class B Shares were closed to new accounts/investors and will close to new purchases/exchanges by existing shareholders on August 1, 2015.
Management has evaluated subsequent events through the date the financial statements were issued and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,063.40	$6.69
Class B Shares	$1,000	$1,059.20	$10.73
Class C Shares	$1,000	$1,059.20	$10.68
Class R Shares	$1,000	$1,062.50	$7.51
Institutional Shares	$1,000	$1,065.00	$5.10
Class R6 Shares	$1,000	$1,065.30	$4.89
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.45	$6.54
Class B Shares	$1,000	$1,014.51	$10.50
Class C Shares	$1,000	$1,014.56	$10.45
Class R Shares	$1,000	$1,017.65	$7.34
Institutional Shares	$1,000	$1,020.00	$4.99
Class R6 Shares	$1,000	$1,020.19	$4.78
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class B Shares	2.09%
Class C Shares	2.08%
Class R Shares	1.46%
Institutional Shares	0.99%
Class R6 Shares	0.95%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated InterContinental Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Semi-Annual Shareholder Report

reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Notes
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Notes
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Notes
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Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172511
CUSIP 314172495
CUSIP 314172487
CUSIP 314172479
CUSIP 314172461
CUSIP 314172164
38765 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	IVFAX
C	IVFCX
Institutional	IVFIX

Federated International Strategic Value Dividend Fund
Fund Established 2008

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	42.1%
Canada	14.1%
Switzerland	11.5%
Australia	7.4%
Brazil	5.7%
France	5.3%
Sweden	3.7%
Germany	3.2%
Singapore	2.6%
Norway	1.9%
Mexico	1.1%
Cash Equivalents[2]	0.9%
Other Assets and Liabilities—Net[3]	0.5%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2015, the Fund's sector classification composition4 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Staples	26.0%
Telecommunication Services	23.8%
Financials	12.9%
Health Care	11.4%
Energy	10.2%
Utilities	9.4%
Consumer Discretionary	4.9%
Cash Equivalents[2]	0.9%
Other Assets and Liabilities—Net[3]	0.5%
TOTAL	100.0%
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
May 31, 2015 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.6%
	Banks—9.8%
607,800	Australia & New Zealand Banking Group, Melbourne	$15,343,874
244,100	Bank of Montreal	14,899,993
227,200	Canadian Imperial Bank of Commerce	17,337,793
485,000	National Australia Bank Ltd., Melbourne	12,651,502
600,000	Svenska Handelsbanken AB, Class A	9,044,911
755,100	Swedbank AB, Class A	17,731,004
409,000	Westpac Banking Corp. Ltd., Sydney	10,445,322
	TOTAL	97,454,399
	Energy—10.2%
5,919,000	BP PLC	40,790,982
742,545	Royal Dutch Shell PLC, Class B	22,449,651
528,906	Total S.A.	26,767,968
275,000	TransCanada Corp.	11,919,025
	TOTAL	101,927,626
	Food Beverage & Tobacco—26.0%
7,411,900	Ambev SA, ADR	42,618,425
799,115	British American Tobacco PLC	44,121,366
847,000	Diageo PLC	23,542,466
916,155	Imperial Tobacco Group PLC	47,286,736
5,035,000	Kimberly-Clark de Mexico	11,394,954
567,527	Nestle S.A.	44,090,283
1,024,849	Unilever PLC	45,286,507
	TOTAL	258,340,737
	Insurance—3.1%
169,796	Muenchener Rueckversicherungs-Gesellschaft AG	31,333,969
	Media—4.9%
481,000	Pearson PLC	9,620,235
1,763,400	Shaw Communications, Inc., Class B	38,923,552
	TOTAL	48,543,787
	Pharmaceuticals Biotechnology & Life Sciences—11.4%
1,904,643	GlaxoSmithKline PLC	42,254,975
183,100	Novartis AG	18,843,791
89,100	Roche Holding AG	26,233,613
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Pharmaceuticals Biotechnology & Life Sciences—continued
263,186		Sanofi	$25,795,806
		TOTAL	113,128,185
		Technology Hardware Storage & Peripherals—23.8%
688,000		BCE, Inc.	30,151,174
385,500		Rogers Communications, Inc., Class B	13,264,350
8,351,385		Singapore Telecom Ltd.	25,545,097
43,720		Swisscom AG	25,338,583
994,950		Telef Brasil, ADR	13,998,947
854,000		Telenor ASA	19,390,681
1,727,000		TeliaSonera AB	10,183,240
7,503,515		Telstra Corp. Ltd.	35,512,379
397,700		TELUS Corp.	13,540,220
12,748,818		Vodafone Group PLC	49,852,941
		TOTAL	236,777,612
		Utilities—9.4%
3,335,222		National Grid PLC	47,700,297
1,808,450		Scottish & Southern Energy PLC	46,099,669
		TOTAL	93,799,966
		TOTAL COMMON STOCKS (IDENTIFIED COST $965,722,361)	981,306,281
		INVESTMENT COMPANY—0.9%
9,168,349	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	9,168,349
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $974,890,710)[3]	990,474,630
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	5,051,721
		TOTAL NET ASSETS—100%	$995,526,351
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/1/2015	BNY Mellon	6,240,038 CAD	$5,008,136	$9,584
6/1/2015	BNY Mellon	6,240,038 CAD	$4,992,949	$24,772
Contracts Sold:
6/1/2015	BNY Mellon	6,240,038 CAD	$4,998,293	$(19,427)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$14,929
Semi-Annual Shareholder Report
4

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$208,048,433	$773,257,848[1]	$—	$981,306,281
Investment Company	9,168,349	—	—	9,168,349
TOTAL SECURITIES	$217,216,782	$773,257,848	$—	$990,474,630
OTHER FINANCIAL INSTRUMENTS[2]	$5,345	$9,584	$—	$14,929
1	Includes $748,816,860 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$4.17	$4.21	$3.88	$3.61	$3.47	$3.64
Income From Investment Operations:
Net investment income[1]	0.07	0.19	0.15	0.16	0.17	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.21)	(0.03)	0.32	0.24	0.12	(0.20)
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.16	0.47	0.40	0.29	(0.03)
Less Distributions:
Distributions from net investment income	(0.07)	(0.20)	(0.14)	(0.13)	(0.15)	(0.14)
Distributions from net realized gain on investments and foreign currency transactions	(0.02)	(0.00)[2]	(0.00)[2]	—	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.09)	(0.20)	(0.14)	(0.13)	(0.15)	(0.14)
Redemption Fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$3.94	$4.17	$4.21	$3.88	$3.61	$3.47
Total Return[3]	(3.38)%	3.68%	12.25%	11.37%	8.52%	(0.68)%
Ratios to Average Net Assets:
Net expenses	1.10%[4]	1.11%	1.10%	1.04%	1.00%[5]	1.00%[5]
Net investment income	3.52%[4]	4.48%	3.70%	4.34%	4.55%	4.90%
Expense waiver/reimbursement[6]	0.12%[4]	0.14%	0.18%	0.38%	1.25%	2.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$302,111	$311,840	$263,210	$110,082	$38,968	$19,060
Portfolio turnover	19%	11%	14%	26%	38%	23%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.00% and 1.00% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$4.15	$4.19	$3.86	$3.60	$3.46	$3.63
Income From Investment Operations:
Net investment income[1]	0.06	0.15	0.12	0.13	0.15	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.22)	(0.02)	0.32	0.23	0.12	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.13	0.44	0.36	0.27	(0.06)
Less Distributions:
Distributions from net investment income	(0.06)	(0.17)	(0.11)	(0.10)	(0.13)	(0.11)
Distributions from net realized gain on investments and foreign currency transactions	(0.02)	(0.00)[2]	(0.00)[2]	—	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.08)	(0.17)	(0.11)	(0.10)	(0.13)	(0.11)
Redemption Fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$3.91	$4.15	$4.19	$3.86	$3.60	$3.46
Total Return[3]	(4.00)%	3.01%	11.57%	10.29%	7.76%	(1.43)%
Ratios to Average Net Assets:
Net expenses	1.85%[4]	1.86%	1.85%	1.79%	1.75%[5]	1.74%[5]
Net investment income	2.82%[4]	3.60%	3.00%	3.56%	3.94%	3.72%
Expense waiver/reimbursement[6]	0.12%[4]	0.14%	0.18%	0.37%	1.25%	3.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$136,549	$123,868	$77,421	$23,155	$6,130	$3,022
Portfolio turnover	19%	11%	14%	26%	38%	23%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.75% and 1.74% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$4.18	$4.22	$3.88	$3.61	$3.47	$3.64
Income From Investment Operations:
Net investment income[1]	0.08	0.19	0.16	0.17	0.17	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.22)	(0.02)	0.33	0.24	0.13	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.17	0.49	0.41	0.30	(0.02)
Less Distributions:
Distributions from net investment income	(0.08)	(0.21)	(0.15)	(0.14)	(0.16)	(0.15)
Distributions from net realized gain on investments and foreign currency transactions	(0.02)	(0.00)[2]	(0.00)[2]	—	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.10)	(0.21)	(0.15)	(0.14)	(0.16)	(0.15)
Redemption Fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$3.94	$4.18	$4.22	$3.88	$3.61	$3.47
Total Return[3]	(3.50)%	3.91%	12.78%	11.66%	8.75%	(0.47)%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	0.86%	0.85%	0.79%	0.75%[5]	0.75%[5]
Net investment income	3.82%[4]	4.52%	4.02%	4.55%	4.80%	4.80%
Expense waiver/reimbursement[6]	0.12%[4]	0.14%	0.18%	0.37%	1.23%	3.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$556,866	$522,221	$323,386	$134,463	$37,527	$13,644
Portfolio turnover	19%	11%	14%	26%	38%	23%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.75% and 0.75% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investments in securities, at value including $9,168,349 of investment in an affiliated holding (Note 5) (identified cost $974,890,710)		$990,474,630
Cash denominated in foreign currencies (identified cost $3,692,925)		3,789,015
Income receivable		6,477,684
Receivable for shares sold		3,294,804
Unrealized appreciation on foreign exchange contracts		34,356
TOTAL ASSETS		1,004,070,489
Liabilities:
Payable for investments purchased	$5,017,994
Payable for shares redeemed	3,233,652
Payable for other service fees (Notes 2 and 5)	96,780
Payable for distribution services fee (Note 5)	88,216
Unrealized depreciation on foreign exchange contracts	19,427
Accrued expenses (Note 5)	88,069
TOTAL LIABILITIES		8,544,138
Net assets for 252,943,213 shares outstanding		$995,526,351
Net Assets Consists of:
Paid-in capital		$1,023,952,233
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		15,567,242
Accumulated net realized loss on investments		(45,484,930)
Undistributed net investment income		1,491,806
TOTAL NET ASSETS		$995,526,351
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($302,110,938 ÷ 76,746,893 shares outstanding), no par value, unlimited shares authorized	$3.94
Offering price per share (100/94.50 of $3.94)	$4.17
Redemption proceeds per share	$3.94
Class C Shares:
Net asset value per share ($136,549,105 ÷ 34,880,201 shares outstanding), no par value, unlimited shares authorized	$3.91
Offering price per share	$3.91
Redemption proceeds per share (99.00/100 of $3.91)	$3.87
Institutional Shares:
Net asset value per share ($556,866,308 ÷ 141,316,119 shares outstanding), no par value, unlimited shares authorized	$3.94
Offering price per share	$3.94
Redemption proceeds per share	$3.94
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Dividends (including $4,398 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,824,620)		$22,338,186
Expenses:
Investment adviser fee (Note 5)	$3,597,917
Administrative fee (Note 5)	375,229
Custodian fees	70,316
Transfer agent fees	457,822
Directors'/Trustees' fees (Note 5)	3,606
Auditing fees	15,543
Legal fees	3,770
Distribution services fee (Note 5)	480,156
Other service fees (Notes 2 and 5)	538,377
Portfolio accounting fees	78,155
Share registration costs	44,140
Printing and postage	32,589
Miscellaneous (Note 5)	6,186
TOTAL EXPENSES	5,703,806
Waiver/reimbursement of investment adviser fee (Note 5)	(584,128)
Net expenses		5,119,678
Net investment income		17,218,508
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(45,484,927)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(5,819,452)
Net realized and unrealized loss on investments and foreign currency transactions		(51,304,379)
Change in net assets resulting from operations		$(34,085,871)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,218,508	$35,101,845
Net realized gain (loss) on investments and foreign currency transactions	(45,484,927)	4,196,484
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(5,819,452)	(24,567,264)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(34,085,871)	14,731,065
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,569,057)	(13,362,159)
Class C Shares	(1,926,403)	(3,800,656)
Institutional Shares	(10,481,527)	(18,021,192)
Distributions from net realized gain on investments
Class A Shares	(1,220,634)	(123,999)
Class C Shares	(496,600)	(37,818)
Institutional Shares	(2,038,241)	(153,024)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,732,462)	(35,498,848)
Share Transactions:
Proceeds from sale of shares	309,410,232	538,866,802
Net asset value of shares issued to shareholders in payment of distributions declared	19,779,131	31,747,376
Cost of shares redeemed	(235,772,859)	(255,935,508)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	93,416,504	314,678,670
Change in net assets	37,598,171	293,910,887
Net Assets:
Beginning of period	957,928,180	664,017,293
End of period (including undistributed net investment income of $1,491,806 and $2,250,285, respectively)	$995,526,351	$957,928,180
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated International Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver may be modified or terminated at any time. For the six months ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$378,747
Class C Shares	159,630
TOTAL	$538,377
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country risk and currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or terminations. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the fiscal period was $5,618 and $6,694 respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the
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Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$ 34,356	Unrealized depreciation on foreign exchange contracts	$ 19,427
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(1,094,946)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$14,929
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	17,560,008	$69,837,508	35,306,667	$152,314,128
Shares issued to shareholders in payment of distributions declared	1,643,168	6,542,662	2,986,142	12,936,627
Shares redeemed	(17,203,787)	(68,381,006)	(26,032,408)	(112,311,513)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,999,389	$7,999,164	12,260,401	$52,939,242

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,866,217	$35,111,426	13,783,177	$ 59,377,292
Shares issued to shareholders in payment of distributions declared	559,118	2,213,638	796,322	3,434,846
Shares redeemed	(4,395,025)	(17,365,690)	(3,188,016)	(13,575,915)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	5,030,310	$19,959,374	11,391,483	$49,236,223

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	51,439,075	$204,461,298	75,726,367	$327,175,382
Shares issued to shareholders in payment of distributions declared	2,767,912	11,022,831	3,548,550	15,375,903
Shares redeemed	(37,941,138)	(150,026,163)	(30,938,133)	(130,048,080)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,265,849	$65,457,966	48,336,784	$212,503,205
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	23,295,548	$93,416,504	71,988,668	$314,678,670
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $974,890,710. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $15,583,920. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,327,095 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,743,175.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the Adviser voluntarily waived $577,975 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$480,156
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2015, FSC retained $198,937 of fees paid by the Fund. For the six months ended May 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $87,006 in sales charges from the sale of Class A Shares. FSC also retained $1,631 and $16,327 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2015. FSSC received $4,194 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 1.85% and 0.85% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statements of Assets and Liabilities and Statements of Operations, respectively.
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Transactions with Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $6,153. Transactions involving the affiliated holding during the six months ended May 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2014	4,797,699
Purchases/Additions	145,046,932
Sales/Reductions	(140,676,282)
Balance of Shares Held 5/31/2015	9,168,349
Value	$9,168,349
Dividend Income	$4,398
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$267,381,286
Sales	$177,282,313
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$966.20	$5.39
Class C Shares	$1,000	$960.00	$9.04
Institutional Shares	$1,000	$965.00	$4.16
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.45	$5.54
Class C Shares	$1,000	$1,015.71	$9.30
Institutional Shares	$1,000	$1,020.69	$4.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.10%
Class C Shares	1.85%
Institutional Shares	0.85%
Semi-Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract–May 2015
Federated International Strategic Value Dividend Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172388
CUSIP 314172370
CUSIP 314172362
40776 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	FVOAX
C	FVOCX
Institutional	FVOIX

Federated Managed Volatility Fund
Fund Established 2014

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 15, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Domestic Equity Securities	32.3%
Domestic Fixed-Income Securities	22.8%
International Fixed-Income Securities	15.1%
U.S. Government Agency Mortgage-Backed Securities	7.5%
International Equity Securities	5.6%
Foreign Governments/Agencies	5.3%
Non-Agency Mortgage-Backed Securities	1.1%
Asset-Backed Securities	0.4%
Derivative Contracts[3]	0.7%
Other Security Types[2,4]	0.0%
Cash Equivalents[5]	10.0%
Other Assets and Liabilities—Net[6]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents less than 0.1%.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Types consist of purchased call swaptions, floating rate loans and U.S. Treasury securities.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

At May 31, 2015, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Health Care	18.6%
Financials	13.1%
Industrials	10.5%
Utilities	14.2%
Consumer Staples	9.2%
Consumer Discretionary	8.8%
Energy	7.7%
Telecommunication Services	6.9%
Information Technology	6.1%
Materials	4.9%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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2

Portfolio of Investments
May 31, 2015 (unaudited)
Principal Amount or Shares		Value
	COMMON STOCKS—21.9%
	Consumer Discretionary—2.0%
1,327	Corus Entertainment, Inc., Class B	$18,823
788	M.D.C. Holdings, Inc.	22,032
1,939	Regal Entertainment Group	40,641
518	Six Flags Entertainment Corp.	25,310
78	Tupperware Brands Corp.	5,128
	TOTAL	111,934
	Consumer Staples—2.6%
598	Altria Group, Inc.	30,618
359	ConAgra Foods, Inc.	13,861
155	Kellogg Co.	9,729
316	Lorillard, Inc.	22,904
394	Philip Morris International, Inc.	32,729
479	Reynolds American, Inc.	36,763
	TOTAL	146,604
	Energy—1.7%
604	BP PLC, ADR	25,042
144	ENI S.p.A, ADR	5,177
181	Kinder Morgan, Inc.	7,509
576	Royal Dutch Shell PLC	34,399
427	Total SA, ADR	21,559
	TOTAL	93,686
	Financials—3.8%
130	Cincinnati Financial Corp.	6,575
305	Digital Realty Trust, Inc.	20,142
806	Fifth Third Bancorp	16,314
1,927	Hospitality Properties Trust	58,176
250	JPMorgan Chase & Co.	16,445
252	Mercury General Corp.	14,031
1,474	Old Republic International Corp.	22,788
320	Principal Financial Group	16,541
866	Sun Life Financial Services of Canada	27,677
189	T. Rowe Price Group, Inc.	15,251
	TOTAL	213,940
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	COMMON STOCKS—continued
	Health Care—3.7%
652	AbbVie, Inc.	$43,417
1,002	GlaxoSmithKline PLC, ADR	44,459
350	Lilly (Eli) & Co.	27,615
696	Merck & Co., Inc.	42,379
1,388	Pfizer, Inc.	48,233
	TOTAL	206,103
	Industrials—1.9%
715	BAE Systems PLC, ADR	22,608
1,295	Donnelley (R.R.) & Sons Co.	24,838
178	Emerson Electric Co.	10,735
193	Lockheed Martin Corp.	36,323
258	Republic Services, Inc.	10,395
	TOTAL	104,899
	Information Technology—1.7%
1,013	CA, Inc.	30,846
266	Cisco Systems, Inc.	7,797
332	Intel Corp.	11,441
92	Lexmark International, Inc.	4,230
598	Microsoft Corp.	28,022
180	Seagate Technology	10,015
	TOTAL	92,351
	Materials—0.2%
69	Ashland, Inc.	8,791
	Telecommunication Services—2.6%
1,667	AT&T, Inc.	57,578
699	BCE, Inc.	30,609
1,603	CenturyLink, Inc.	53,284
196	Consolidated Communications Holdings, Inc.	4,061
	TOTAL	145,532
	Utilities—1.7%
108	Consolidated Edison Co.	6,679
290	Entergy Corp.	22,176
318	National Grid PLC, ADR	22,794
2,003	Northland Power, Inc.	26,978
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
437		Southern Co.	$19,093
		TOTAL	97,720
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,210,296)	1,221,560
		Corporate Bond—0.3%
		Communications Equipment—0.3%
$30,365		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031 (IDENTIFIED COST $16,254)	16,238
		PREFERRED STOCKS—15.9%
		Consumer Discretionary—1.3%
1,100	[1,2,3]	BBY, Issued by Bank of America Corp., ELN, 0.000%, 8/20/2015	39,644
2,002	[2,3]	SPLS, Issued by Bank of America, PERCS, Series 144A, 0.000%, 11/13/2015	33,333
		TOTAL	72,977
		Consumer Staples—0.9%
277		Post Holdings, Inc., Conv. Pfd., 5.25%, 6/1/2017, Annual Dividend $5.25	24,930
430	[1]	Tyson Foods, Inc., Conv. Pfd., 4.75%, 7/15/2017, Annual Dividend $2.38	22,347
		TOTAL	47,277
		Energy—1.2%
431	[1]	SLB, Issued by Barclays Bank PLC, ELN, 10.00%, 6/22/2015	38,704
1,227	[2,3]	SPN, Issued by JPMorgan Chase & Co., ELN, 13.25%, 11/24/2015	29,227
		TOTAL	67,931
		Financials—1.1%
200	[1]	American Tower Corp., Conv. Pfd., 5.50%, 2/15/2018, Annual Dividend $4.46	20,220
6		Bank of America Corp., Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	6,873
141		New York Community Cap Trust V, Conv. Pfd., 6.00%, 11/1/2051, Annual Dividend $3.00	7,104
24		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	29,012
		TOTAL	63,209
		Health Care—3.3%
132		ALXN, Issued by Credit Suisse AG, ELN, 11.00%, 11/24/2015	21,637
40	[1]	Actavis PLC, Conv. Pfd., 5.50%, 03/01/2018, Annual Dividend $54.39	42,399
860		Anthem, Inc., Conv. Pfd., 5.25%, 5/1/2018, Annual Dividend $2.30	46,818
55	[1]	BIIB, Issued by Credit Suisse AG, ELN, 10.00%, 12/2/2015	21,838
266	[1,2,3]	CELG, Issued by Royal Bank of Canada, ELN, 10.00%, 6/24/2015	30,665
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		PREFERRED STOCKS—continued
		Health Care—continued
200	[2,3]	GILD, Issued by JPMorgan Chase & Co., ELN, 9.00%, 11/30/2015	$22,366
		TOTAL	185,723
		Industrials—2.1%
521	[1,2,3]	DAL, Issued By Royal Bank of Canada, ELN, 10.00%, 12/3/2015	21,767
364		Stanley Black & Decker I, Conv. Pfd., 6.25%, 11/17/2016, Annual Dividend $6.25	42,585
873		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	53,183
		TOTAL	117,535
		Information Technology—0.7%
446	[1]	LRCX, Issued by Barclays Bank PLC, ELN, 10.00%, 6/22/2015	36,541
		Materials—1.7%
786		Alcoa, Inc., Conv. Pfd., Series 1, 5.375%, 10/1/2017, Annual Dividend $2.69	34,458
1,191		ArcelorMittal, Conv. Bond, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.50	20,652
1,623	[2,3]	X, Issued by JPMorgan Chase & Co., ELN, 13.50%, 1/20/2016	39,455
		TOTAL	94,565
		Utilities—3.6%
526		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	26,710
783		Dominion Resources, Inc., Series A, Conv. Pfd., 6.375%, 7/1/2017, Annual Dividend $3.19	39,448
450		Dynegy, Inc., Conv. Pfd., Series A, 5.375%, 11/01/2017, Annual Dividend $5.38	50,391
840		Exelon Corp., Conv. Pfd., 6.50%, 06/01/2017, Annual Dividend $3.25	40,580
89		Laclede Group, Inc./The, Conv. Pfd., 6.75%, 4/1/2017, Annual Dividend $3.38	4,905
708	[1]	Nextera Energy, Inc., Conv. Pfd., 5.799%, 9/1/2016, Annual Dividend $2.90	39,641
		TOTAL	201,675
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $885,724)	887,433
		INVESTMENT COMPANIES—60.7%[4]
29,035		Emerging Markets Fixed Income Core Fund	1,037,905
51,215		Federated Mortgage Core Portfolio	511,127
388,775	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	388,775
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Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[4]
224,064	High Yield Bond Portfolio	$1,442,973
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,315,573)	3,380,780
	TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $5,427,847)[6]	5,506,011
	OTHER ASSETS AND LIABILITIES - NET—1.2%[7]	61,300
	TOTAL NET ASSETS—100%	$5,567,311
At May 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 E-Mini Long Futures	30	$3,159,000	June 2015	$43,257
1U.S. Treasury Notes 5-Year Short Futures	1	$119,727	September 2015	$(270)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$42,987
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
6/23/2015	JPMorgan Chase	$98,640	124,239 CAD	$(1,226)
6/24/2015	Morgan Stanley	$61,074	56,280 EUR	$(755)
6/24/2015	Morgan Stanley	$31,915	29,580 EUR	$(582)
6/24/2015	Bank of America, N.A.	$150,126	100,500 GBP	$(3,453)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(6,016)
Net Unrealized Appreciation and Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $216,457, which represented 3.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “ Trustees”). At May 31, 2015, these liquid restricted securities amounted to $216,457, which represented 3.9% of total net assets.
4	Affiliated holdings.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $5,427,873.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$931,420	$—	$—	$931,420
International	290,140	—	—	290,140
Preferred Stocks
Domestic	545,374	321,407	—	866,781
International	20,652	—	—	20,652
Debt Securities:
Corporate Bond	—	16,238	—	16,238
Investment Companies[1]	388,775	2,992,005	—	3,380,780
TOTAL SECURITIES	$2,176,361	$3,329,650	$—	$5,506,011
OTHER FINANCIAL INSTRUMENTS[2]	$42,987	$(6,016)	$—	$36,971
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
2	Other financial instruments include futures contracts and foreign exchange contracts.
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The following acronyms are used throughout this portfolio:
CAD	—Canadian Dollar
ELN	—Equity-Linked Notes
EUR	—Euro Currency
GBP	—British Pound
PERCS	—Preferred Equity Redemption Cumulative Stock
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 5/31/2015[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.25[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.53
Less Distributions:
Distributions from net investment income	(0.19)
Net Asset Value, End of Period	$10.34
Total Return[3]	5.28%
Ratios to Average Net Assets:
Net expenses	1.03%4.5
Net investment income	5.54%[4]
Expense waiver/reimbursement[6]	7.76%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$67
Portfolio turnover	19%
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to May 31, 2015.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total return for less than one year is not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.03% for the period ended May 31, 2015, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 5/31/2015[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.17[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.51
Less Distributions:
Distributions from net investment income	(0.17)
Net Asset Value, End of Period	$10.34
Total Return[3]	5.13%
Ratios to Average Net Assets:
Net expenses	1.79%[4,5]
Net investment income	3.56%[4]
Expense waiver/reimbursement[6]	7.43%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$46
Portfolio turnover	19%
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to May 31, 2015.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total return for less than one year is not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.79% for the period ended May 31, 2015, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 5/31/2015[1]
Net Asset Value, Beginning of Period
Income From Investment Operations:
Net investment income	0.20[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.53
Less Distributions:
Distributions from net investment income	(0.19)
Net Asset Value, End of Period	$10.34
Total Return[3]	5.31%
Ratios to Average Net Assets:
Net expenses	0.79%[4,5]
Net investment income	4.17%[4]
Expense waiver/reimbursement[6]	8.27%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,454
Portfolio turnover	19%
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to May 31, 2015.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total return for less than one year is not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.79% for the period ended May 31, 2015, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $3,380,780 of investment in affiliated holdings (Note 5) (identified cost $5,427,847)		$5,506,011
Cash denominated in foreign currencies (identified cost $86)		86
Restricted cash (Note 2)		138,900
Income receivable		10,757
Receivable for investments sold		151,606
Receivable for shares sold		13,498
TOTAL ASSETS		5,820,858
Liabilities:
Payable for investments purchased	$116,603
Unrealized depreciation on foreign exchange contracts	6,016
Bank overdraft	1,452
Payable for daily variation margin	23,753
Payable to adviser (Note 5)	475
Payable for administrative personnel and services fee	10,983
Payable for transfer agent fee	15,690
Payable for auditing fees	14,503
Payable for portfolio accounting fees	42,566
Payable for share registration costs	15,256
Accrued expenses (Note 5)	6,250
TOTAL LIABILITIES		253,547
Net assets for 538,597 shares outstanding		$5,567,311
Net Assets Consist of:
Paid-in capital		$5,397,831
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		115,132
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		50,993
Undistributed net investment income		3,355
TOTAL NET ASSETS		$5,567,311
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($67,111 ÷ 6,488 shares outstanding), no par value, unlimited shares authorized	$10.34
Offering price per share (100/94.50 of $10.34)	$10.94
Redemption proceeds per share	$10.34
Class C Shares:
Net asset value per share ($45,706 ÷ 4,422 shares outstanding), no par value, unlimited shares authorized	$10.34
Offering price per share	$10.34
Redemption proceeds per share (99.00/100 of $10.34)	$10.24
Institutional Shares:
Net asset value per share ($5,454,494 ÷ 527,687 shares outstanding), no par value, unlimited shares authorized	$10.34
Offering price per share	$10.34
Redemption proceeds per share	$10.34
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Period Ended May 31, 2015 (unaudited) 1
Investment Income:
Dividends (including $49,342 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $1,356)		$94,973
Investment income allocated from affiliated partnership (Note 5)		25,775
TOTAL INCOME		120,748
Expenses:
Investment adviser fee (Note 4)	$18,354
Administrative fee (Note 5)	59,449
Custodian fees	11,487
Transfer agent fee	16,850
Auditing fees	14,503
Legal fees	5,285
Portfolio accounting fees	43,311
Distribution services fee (Note 5)	39
Other service fees (Notes 2 and 5)	22
Share registration costs	37,660
Printing and postage	6,423
Miscellaneous (Note 5)	6,628
Expenses before allocation	220,011
Expenses allocated from affiliated partnership (Note 5)	307
TOTAL EXPENSES	220,318
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Statement of Operations–continued
Waiver, Reimbursements and Reduction
Waiver/reimbursement of investment adviser fee (Note 5)	$(18,354)
Reimbursement of other operating expenses (Note 5)	(182,636)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(13)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		$(201,003)
Net expenses			$19,315
Net investment income			101,433
Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $404 on sales of investments in affiliated holdings (Note 5))			8,804
Net realized gain on futures contracts			45,058
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(2,869)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			72,145
Net change in unrealized appreciation of futures contracts			42,987
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			166,125
Change in net assets resulting from operations			$267,558
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to May 31, 2015.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Period Ended (unaudited) 5/31/2015[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$101,433
Net realized gain on investments, futures contracts and foreign currency transactions	50,993
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	115,132
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	267,558
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(222)
Class C Shares	(246)
Institutional Shares	(97,610)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(98,078)
Share Transactions:
Proceeds from sale of shares	5,302,577
Net asset value of shares issued to shareholders in payment of distributions declared	97,757
Cost of shares redeemed	(2,503)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,397,831
Change in net assets	5,567,311
Net Assets:
Beginning of period	—
End of period (including undistributed net investment income of $3,355)	$5,567,311
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to May 31, 2015.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) each are registered as a “commodity pool operator” with respect to the operation of the Fund. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return while managing the Fund's annualized volatility.
The Fund commenced operations on December 15, 2014.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Co-Advisers and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the
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state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the period ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$9
Class C Shares	13
TOTAL	$22
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax year 2015 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,943,668 and $100,116, respectively. This is based on amounts held as of each month-end since the date of initial investment (December 15, 2014) through the period ended May 31, 2015.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
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The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,975 and $379, respectively. This is based on amounts held as of each month-end since the date of initial investment (December 15, 2014) through the period ended May 31, 2015.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(42,987)*
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$6,016
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(36,971)
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Period Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$45,058	$—	$45,058
Foreign exchange contracts	—	7,656	7,656
TOTAL	$45,058	$7,656	$52,714

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$42,987	$—	$42,987
Foreign exchange contracts	—	(6,016)	(6,016)
TOTAL	$42,987	$(6,016)	$36,971
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 5/31/2015[1]
Class A Shares:	Shares	Amount
Shares sold	6,483	$66,899
Shares issued to shareholders in payment of distributions declared	5	55
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,488	$66,954

	Period Ended 5/31/2015[1]
Class C Shares:	Shares	Amount
Shares sold	4,404	$45,578
Shares issued to shareholders in payment of distributions declared	18	187
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	4,422	$45,765

	Period Ended 5/31/2015[1]
Institutional Shares:	Shares	Amount
Shares sold	518,460	$5,190,100
Shares issued to shareholders in payment of distributions declared	9,470	97,515
Shares redeemed	(243)	(2,503)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	527,687	$5,285,112
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	538,597	$5,397,831
1	Reflects operations for the period from December 15, 2014 (date of initial investment) to May 31, 2015.
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $5,427,873. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments and c) futures contracts was $78,138. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $152,897 and net unrealized depreciation from investments for those securities having an excess of cost over value of $74,759.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee`
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund. For the period ended May 31, 2015, the Co-Advisers voluntarily waived $18,116 of their fee and voluntarily reimbursed $182,636 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodity Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2015, the fee paid to FAS was 0.515% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$39
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended May 31, 2015, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. For the period ended May 31, 2015, FSC retained $32 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period ended May 31, 2015, FSC retained $273 in sales charges from the sale of Class A Shares.
Other Service Fees
For the period ended May 31, 2015, FSSC did not receive any of the other service fees disclosed in Note 2.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FAS, FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, expense allocated from affiliated partnerships and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.02%, 1.77% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016 ; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the period ended May 31, 2015, the Co-Advisers reimbursed $238. Transactions involving the affiliated holdings during the period ended May 31, 2015, were as follows:
	Emerging Market Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2014	—	—	—	—	—
Purchases/Additions	32,843	55,697	6,167,600	224,064	6,480,204
Sales/Reductions	(3,808)	(4,482)	(5,778,825)	—	(5,787,115)
Balance of Shares Held 5/31/2015	29,035	51,215	388,775	224,064	693,089
Value	$1,037,905	$511,127	$388,775	$1,442,973	$3,380,780
Dividend Income/Allocated Investment Income	$25,775	$6,777	$184	$42,381	$75,117
Realized Gain Distribution/ Allocated Net Realized Gain (Loss)	$(2,869)	$—	$—	$—	$(2,869)
Affiliated Shares of Beneficial Interest
As of May 31, 2015, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Co-Advisers.
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the period ended May 31, 2015, the Fund's expenses were reduced by $13 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended May 31, 2015, were as follows:
Purchases	$5,928,276
Sales	$922,022
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8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the period ended May 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the period ended May 31, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,052.80	$4.87
Class C Shares	$1,000	$1,051.30	$8.45
Institutional Shares	$1,000	$1,053.10	$3.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.80	$5.19
Class C Shares	$1,000	$1,016.01	$9.00
Institutional Shares	$1,000	$1,020.99	$3.98

Class A Shares	1.03%
Class C Shares	1.79%
Institutional Shares	0.79%
1	“Actual” expense information for the Fund's Class A Shares, Class C Shares and Institutional Shares is for the period from December 15, 2014 (date of initial investment) to May 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratios, multiplied by 168/365 (to reflect the date of initial investment to May 31, 2015). “Hypothetical” expense information for Class A Shares, Class C Shares and Institutional Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).
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Evaluation and Approval of Advisory Contract–May 2015
Federated Managed Volatility Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract, under which three Federated entities will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors
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listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Co-Advisers for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the fund for the services of all Co-Advisers but also considered the allocation of that aggregate fee among the Co-Advisers and the rational for that allocation.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel.
Since the inception of the Fund and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract initially occurred. At this May meeting, senior management of the Co-Advisers also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Co-Advisers or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Advisers and their affiliates. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate with respect to the implementation of the Fund's strategy, as well as separately, to the extent that specific services provided by a
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Co-Adviser are distinguishable and subject to meaningful assessment. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Co-Advisers in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete.
The advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. The Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of, the level of resources and services provided by each Co-Adviser toward the management of the Fund.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirely. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Co-Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board
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noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirely and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Co-Advisers and their affiliates as a result of the Co-Advisers' relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the other Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to
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the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated had previously furnished information, requested by the Senior Officer, that made estimates of the allocation of expenses, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports are unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Co-Advisers have made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Co-Advisers and their affiliates were satisfactory. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
39

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Federated Managed Volatility Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N105
CUSIP 31421N204
CUSIP 31421N303
Q452385 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2015